Other Debt Securities (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Other Debt Securities

The following table shows holdings of other debt securities as of December 31, 2018 and 2017 and January 1, 2017:

	Holdings
	12/31/2018		12/31/2017	01/01/2017
	Fair
	value	Book	Book	Book
Name	level	amounts	amounts	amounts
OTHER DEBT SECURITIES
Measured at fair value through other comprehensive income
- Local
Government securities
Federal government bonds in US dollars at 8.75%—Maturity: 05-07-2024	1	530,833	492,431	533,894
Discount bonds denominated in pesos at 5.83%—Maturity: 12-31-2033	1	146,446	2,145	2,457,616
International bonds of the Argentina Republic in US dollars at 7.125—Maturity: 06-28-2117	1	81,630
Consolidation bonds in pesos Serie 8°—Maturity: 10-04-2022			73,418	204,689
Secured bonds in pesos under Presidential Decree No. 1579/02 at 2%—Maturity: 02-04-2018			16,811	69,842
Treasury Bills in US dollars—Maturity: 03-20-2017				1,454,779
Debt Securities of Province of Buenos Aires Series I Class II—Maturity: 12-06-2019				630,589
Federal government bonds in pesos—Badlar Private + 250 PBS.—Maturity: 03-11-2019				259,593
Province of Neuquén Treasury bills Class 2 Series II—Maturity: 06-06-2018				258,361
Province of Río Negro Treasury bills Class 1 Series VI—Maturiry: 03-15-17				173,456
Other				304,362

Subtotal local government securities		758,909	584,805	6,347,181

Central Bank of Argentina Bills
Liquidity letters of Central Bank of Argentina in pesos—Maturity: 01-04-2019	1	15,546,415
Liquidity letters of Central Bank of Argentina in pesos—Maturity: 01-08-2019	2	13,787,546
Liquidity letters of Central Bank of Argentina in pesos—Maturity 01-02-2019	1	12,404,850
Liquidity letters of Central Bank of Argentina in pesos—Maturity: 01-03-2019	1	7,926,384
Liquidity letters of Central Bank of Argentina in pesos—Maturity: 01-07-2019	1	5,404,713
Central Bank of Argentina Internal Bills in pesos – Maturity: 03-21-2018			9,350,534
Central Bank of Argentina Internal Bills in pesos – Maturity: 01-17-2018			8,957,070
Central Bank of Argentina Internal Bills in pesos – Maturity: 05-16-2018			8,518,595
Central Bank of Argentina Internal Bills in pesos – Maturity: 04-18-2018			8,307,994
Central Bank of Argentina Internal Bills in pesos – Maturity: 02-21-2018			7,894,139
Central Bank of Argentina Internal Bills in pesos – Maturity: 01-18-2017				9,750,192
Central Bank of Argentina Internal Bills in pesos – Maturity: 02-15-2017				5,019,716
Other			5,186,673	13,112,637

Subtotal Central Bank of Argentina Bills		55,069,908	48,215,005	27,882,545

Private securities
Corporate Bonds Telecom Personal SA Series 4—Maturity: 11-16-2018				193,854
Corporate Bonds Telecom Personal SA Series 3—Maturity: 05-16-2018				96,106
Corporate Bonds Genneia SA Class 19—Maturity: 02-16-2017				96,323
Corporate Bonds Albanesi SA Class 2—Maturity: 10-25-2018				39,092
Corporate Bonds Ledesma SA Class 3—Maturity: 04-01-2017				26,404
Corporate Bond Integración Eléctrica Sur Arg. SA Class 4—Maturity: 09-26-2017				24,263
Corporate Bond Banco Hipotecario Series 32—Maturity: 05-30-2017				19,404
Corporate Bonds Arcor SAIC Class 8—Maturity: 06-15-2017				11,529

Subtotal local Private securities				506,975

- Foreign
Government securities
US Treasury Bill – Maturity: 01-13-2019	1	226,836
US Treasury Bill – Maturity: 01-02-2019	1	189,042
US Treasury Bill – Maturity: 01-15-2019	1	188,888
US Treasury Bill – Maturity: 01-18-2018			664,910
US Treasury Bill – Maturity: 01-11-2018			360,248
US Treasury Bill – Maturity: 01-12-2017				788,458
US Treasury Bill – Maturity: 01-05-2017				204,429

Subtotal foreign government securities		604,766	1,025,158	992,887

	Holdings
	12/31/2018	12/31/2017	01/01/2017
	Book	Book	Book
Name (contd.)	amounts	amounts	amounts
Private securities
Corporate Bonds Chevron Corp - Maturity: 03-03-2019		27,439	31,379
Corporate Bonds Ford Motor Credit Corp LLC - Maturity: 01-15-2020			34,413
Corporate Bonds The Dow Chemical Corp - Maturity: 05-15-2019			66,932
Corporate Bonds Johnson & Johnson - Maturity: 07-15-2018			31,281
Corporate Bonds Wal Mart Stores - Maturity: 02-01-2019			30,920
Corporate Bonds Microsoft Corp - Maturity: 06-01-2019			30,837
Corporate Bonds Shell Intl Fin - Maturity: 09-22-2019			31,029
Corporate Bonds Celulosa Arauco - Maturity: 07-29-2019			16,474

Subtotal foreign private securities		27,439	273,265

Total Other debt securities measured at fair value through other comprehensive income	56,433,583	49,852,407	36,002,853

Measured at amortized cost
- Local
Government securities
Federal government bonds in pesos - Fixed rate 26% - Maturity: 11-21-2020	7,991,383
Discount bonds denominated in pesos at 5.83% - Maturity: 12-31-2033	157,044	173,415
Secured bonds in pesos under Presidential Decree No. 1579/02 at 2% - Maturity: 02-04-2018		6,304	39,202
Federal government bonds in pesos Badlar + 2.00 - Maturity: 03-28-17			185,597
Bonds Consadep Tucumán - Series 1 in pesos - Maturity: 02-04-2018			5,308

Subtotal local government securities	8,148,427	179,719	230,107

Private securities
Debt Securities of Financial Trust SAT SAPEM - Maturity: 01-10-2019	2,749	11,178	20,283
Debt Securities of Financial Trust provisional Consubond		532,062	517,862
Debt Securities of Financial Trust provisional Secubono		163,228	229,634
Debt Securities of Financial Trust provisional Garbarino		100,502
Debt Securities of Financial Trust provisional Accicom Préstamos Personales		75,360	113,945
Debt Securities of Financial Trust provisional Credicuotas Consumo		74,152	28,300
Debt Securities of Financial Trust provisional Agrocap		68,629
Debt Securities of Financial Trust provisional Mila		48,657	47,256
Debt Securities of Financial Trust provisional Best Consumer Directo		47,447
Debt Securities of Financial Trust provisional Best Consumer Finance		47,374
Other		37,865	389,529

Subtotal local private securities	2,749	1,206,454	1,346,809

Total other debt securities measured at amortized cost	8,151,176	1,386,173	1,576,916

TOTAL OTHER DEBT SECURITIES (*)	64,584,759	51,238,580	37,579,769

(*)	These financial assets are high grade credit risk exposures in stage 1 mainly generated during fiscal year 2018. The related ECL as of December 31, 2018 amounted to 57.

As of December 31, 2018, the unrealized gains and losses from government securities amounted to 5,303 and (94,863), respectively; the unrealized losses related to Central Bank Bills amounted to (260,184). All the amounts mentioned before are net of income tax effects.